UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

48047-1014                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
August 31, 2014 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (33.0%)

              COMMON STOCKS (25.0%)

              CONSUMER DISCRETIONARY (3.3%)
              -----------------------------
              ADVERTISING (0.2%)
   77,600     Omnicom Group, Inc.                                             $     5,588
                                                                              -----------
              AUTO PARTS & EQUIPMENT (1.2%)
   57,200     Magna International, Inc.                                             6,491
  256,600     TRW Automotive Holdings Corp.*                                       24,708
                                                                              -----------
                                                                                   31,199
                                                                              -----------
              AUTOMOBILE MANUFACTURERS (0.2%)
  235,000     Ford Motor Co.                                                        4,091
                                                                              -----------
              CABLE & SATELLITE (0.4%)

  166,990     Comcast Corp. "A"                                                     9,139
                                                                              -----------
              CASINOS & GAMING (0.1%)
  141,000     MGM Resorts International*                                            3,450
                                                                              -----------
              DEPARTMENT STORES (0.2%)
   92,900     Kohl's Corp.                                                          5,462
                                                                              -----------
              GENERAL MERCHANDISE STORES (0.1%)
   53,500     Dollar General Corp.*                                                 3,423
                                                                              -----------
              HOME IMPROVEMENT RETAIL (0.1%)
   27,200     Home Depot, Inc.                                                      2,543
                                                                              -----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
  141,000     Carnival Corp.                                                        5,341
                                                                              -----------
              SPECIALIZED CONSUMER SERVICES (0.3%)
  205,900     H&R Block, Inc.                                                       6,904
                                                                              -----------
              SPECIALTY STORES (0.3%)
   56,500     Signet Jewelers Ltd.                                                  6,660
                                                                              -----------
              Total Consumer Discretionary                                         83,800
                                                                              -----------
              CONSUMER STAPLES (1.2%)
              -----------------------
              DRUG RETAIL (0.9%)
  154,180     CVS Caremark Corp.                                                   12,250
  183,800     Walgreen Co.                                                         11,123
                                                                              -----------
                                                                                   23,373
                                                                              -----------
              HOUSEHOLD PRODUCTS (0.1%)
   44,100     Procter & Gamble Co.                                                  3,665
                                                                              -----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
   51,100     Wal-Mart Stores, Inc.                                                 3,858
                                                                              -----------
              Total Consumer Staples                                               30,896
                                                                              -----------

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1  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              ENERGY (2.8%)
              -------------
              INTEGRATED OIL & GAS (0.9%)
   26,230     Chevron Corp.                                                   $     3,395
  194,600     Occidental Petroleum Corp.                                           20,186
                                                                              -----------
                                                                                   23,581
                                                                              -----------
              OIL & GAS DRILLING (0.2%)
    8,135     Transocean Ltd.                                                         313
  108,400     Transocean Ltd.                                                       4,190
                                                                              -----------
                                                                                    4,503
                                                                              -----------
              OIL & GAS EQUIPMENT & SERVICES (1.1%)
  234,050     Halliburton Co.                                                      15,824
  121,000     Schlumberger Ltd.                                                    13,267
                                                                              -----------
                                                                                   29,091
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   49,100     Anadarko Petroleum Corp.                                              5,533
  224,300     Marathon Oil Corp.                                                    9,351
                                                                              -----------
                                                                                   14,884
                                                                              -----------
              Total Energy                                                         72,059
                                                                              -----------
              FINANCIALS (3.7%)
              -----------------
              CONSUMER FINANCE (0.5%)
  139,970     Capital One Financial Corp.                                          11,486
                                                                              -----------
              DIVERSIFIED BANKS (1.5%)
  204,617     Citigroup, Inc.                                                      10,568
  279,900     JPMorgan Chase & Co.                                                 16,640
  193,020     Wells Fargo & Co.                                                     9,929
                                                                              -----------
                                                                                   37,137
                                                                              -----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
   97,200     Morgan Stanley                                                        3,335
                                                                              -----------
              LIFE & HEALTH INSURANCE (0.3%)
  160,280     MetLife, Inc.                                                         8,774
                                                                              -----------
              MULTI-LINE INSURANCE (0.1%)
   59,700     American International Group, Inc.                                    3,347
                                                                              -----------
              REGIONAL BANKS (0.6%)
  159,300     BB&T Corp.                                                            5,946
   67,600     CIT Group, Inc.                                                       3,242
   68,800     PNC Financial Services Group, Inc.                                    5,831
                                                                              -----------
                                                                                   15,019
                                                                              -----------
              SPECIALIZED FINANCE (0.6%)
   58,000     CME Group, Inc.                                                       4,440
   52,820     IntercontinentalExchange Group, Inc.                                  9,983
                                                                              -----------
                                                                                   14,423
                                                                              -----------
              Total Financials                                                     93,521
                                                                              -----------

              HEALTH CARE (4.0%)
              ------------------
              BIOTECHNOLOGY (1.2%)
  288,000     Gilead Sciences, Inc.*                                               30,983
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (0.6%)
  197,001     Cardinal Health, Inc.                                                14,519
                                                                              -----------
              HEALTH CARE EQUIPMENT (0.3%)
  136,100     Medtronic, Inc.                                                       8,690
                                                                              -----------

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                                                   Portfolio of Investments |  2

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
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              PHARMACEUTICALS (1.9%)
  371,140     AbbVie, Inc.                                                    $    20,517
  134,290     Johnson & Johnson                                                    13,930
   49,100     Merck & Co., Inc.                                                     2,951
  352,600     Pfizer, Inc.                                                         10,363
                                                                              -----------
                                                                                   47,761
                                                                              -----------
              Total Health Care                                                   101,953
                                                                              -----------
              INDUSTRIALS (3.4%)
              ------------------
              AEROSPACE & DEFENSE (0.6%)
   47,000     Raytheon Co.                                                          4,528
  204,200     Spirit AeroSystems Holdings, Inc. "A"*                                7,831
   30,740     United Technologies Corp.                                             3,319
                                                                              -----------
                                                                                   15,678
                                                                              -----------
              AIR FREIGHT & LOGISTICS (0.1%)
   31,190     United Parcel Service, Inc. "B"                                       3,036
                                                                              -----------
              AIRLINES (0.4%)
  191,800     United Continental Holdings, Inc.*                                    9,132
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
  255,700     Eaton Corp. plc                                                      17,850
                                                                              -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
  179,800     Republic Services, Inc.                                               7,072
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (0.9%)
  884,660     General Electric Co.                                                 22,983
                                                                              -----------
              INDUSTRIAL MACHINERY (0.4%)
   87,000     Parker Hannifin Corp.                                                10,049
                                                                              -----------
              Total Industrials                                                    85,800
                                                                              -----------
              INFORMATION TECHNOLOGY (5.7%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
   53,500     Citrix Systems, Inc.*                                                 3,759
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (0.7%)
  541,317     Cisco Systems, Inc.                                                  13,528
  175,000     Juniper Networks, Inc.                                                4,058
                                                                              -----------
                                                                                   17,586
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
   34,300     Visa, Inc. "A"                                                        7,290
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (0.7%)
   49,100     Facebook, Inc. "A"*                                                   3,674
   14,760     Google, Inc. "A"*                                                     8,595
    7,360     Google, Inc. "C"*                                                     4,207
                                                                              -----------
                                                                                   16,476
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
  280,000     Applied Materials, Inc.                                               6,469
                                                                              -----------
              SEMICONDUCTORS (1.0%)
  111,100     Altera Corp.                                                          3,926
  144,200     Broadcom Corp. "A"                                                    5,679
  365,270     Intel Corp.                                                          12,755
   78,400     Texas Instruments, Inc.                                               3,777
                                                                              -----------
                                                                                   26,137
                                                                              -----------
              SYSTEMS SOFTWARE (0.8%)
  455,760     Microsoft Corp.                                                      20,705
                                                                              -----------

================================================================================

3  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
  137,040     Apple, Inc.                                                     $    14,047
  585,400     Hewlett-Packard Co.                                                  22,245
   27,600     SanDisk Corp.                                                         2,704
  123,000     Seagate Technology plc                                                7,697
                                                                              -----------
                                                                                   46,693
                                                                              -----------
              Total Information Technology                                        145,115
                                                                              -----------
              MATERIALS (0.3%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
   44,000     LyondellBasell Industries N.V. "A"                                    5,031
                                                                              -----------
              PAPER PRODUCTS (0.1%)
   68,700     International Paper Co.                                               3,329
                                                                              -----------
              Total Materials                                                       8,360
                                                                              -----------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
  284,455     Verizon Communications, Inc.                                         14,172
                                                                              -----------
              Total Common Stocks (cost: $489,331)                                635,676
                                                                              -----------
              PREFERRED STOCKS (1.5%)

              CONSUMER STAPLES (0.5%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.5%)
  120,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
              perpetual(a)                                                         12,787
                                                                              -----------
              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    2,500     Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)             2,347
  369,399     NuStar Logistics, LP, 7.63%                                           9,989
                                                                              -----------
                                                                                   12,336
                                                                              -----------
              Total Energy                                                         12,336
                                                                              -----------
              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
  381,253     Delphi Financial Group, Inc., 7.38%, cumulative redeemable            9,555
                                                                              -----------
              REGIONAL BANKS (0.1%)
   31,000     Citizens Funding Trust I, 7.50%                                         794
                                                                              -----------
              REINSURANCE (0.0%)
    3,000     American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
              acquired 1/23/2007 - 3/02/2007; cost $3,065*(b),(c)                     750
                                                                              -----------
              REITs - OFFICE (0.0%)
   28,227     Equity CommonWealth REIT, Series E, 7.25%, cumulative redeemable,
              perpetual                                                               718
                                                                              -----------
              Total Financials                                                     11,817
                                                                              -----------
              TELECOMMUNICATION SERVICES (0.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
    8,500     Qwest Corp., 7.50%                                                      228
                                                                              -----------
              Total Preferred Stocks (cost: $35,499)                               37,168
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (6.5%)
  825,118     iShares Core S&P Mid-Cap ETF                                    $   118,553
  313,055     iShares Core S&P Small-Cap ETF                                       34,549
   75,000     iShares Russell 2000 ETF                                              8,742
   17,200     SPDR S&P 500 ETF Trust                                                3,452
                                                                              -----------
              Total Exchange-Traded Funds (cost: $123,438)                        165,296
                                                                              -----------
              Total U.S. Equity Securities (cost: $648,268)                       838,140
                                                                              -----------

              INTERNATIONAL EQUITY SECURITIES (26.8%)

              COMMON STOCKS (13.5%)

              CONSUMER DISCRETIONARY (1.3%)
              -----------------------------
              ADVERTISING (0.0%)
    5,200     Hakuhodo Dy Holdings, Inc.                                               54
                                                                              -----------
              APPAREL RETAIL (0.1%)
      600     ABC-MART, Inc.                                                           31
   21,408     Hennes & Mauritz AB "B"                                                 910
                                                                              -----------
                                                                                      941
                                                                              -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
   23,191     Pandora A/S                                                           1,734
    1,110     Swatch Group AG                                                         113
                                                                              -----------
                                                                                    1,847
                                                                              -----------
              AUTO PARTS & EQUIPMENT (0.2%)
    3,960     Continental AG                                                          845
    2,000     Koito Manufacturing Co. Ltd.                                             55
    4,000     NGK Spark Plug Co. Ltd.                                                 117
    2,100     NOK Corp.                                                                45
   17,300     Sumitomo Electric Industries Ltd.                                       253
   24,800     Toyota Industries Corp.                                               1,191
   15,070     Valeo S.A.                                                            1,821
                                                                              -----------
                                                                                    4,327
                                                                              -----------
              AUTOMOBILE MANUFACTURERS (0.5%)
   15,074     Bayerische Motoren Werke AG                                           1,755
   28,451     Daimler AG                                                            2,327
   20,422     Fiat S.p.A.*                                                            199
   76,400     Fuji Heavy Industries Ltd.                                            2,170
    8,400     Nissan Motor Co. Ltd.                                                    81
  107,309     Peugeot S.A.*                                                         1,507
   47,200     Suzuki Motor Corp.                                                    1,534
   33,500     Toyota Motor Corp.                                                    1,909
      653     Volkswagen AG                                                           146
                                                                              -----------
                                                                                   11,628
                                                                              -----------
              AUTOMOTIVE RETAIL (0.0%)
    4,700     USS Co. Ltd.                                                             78
                                                                              -----------
              BROADCASTING (0.1%)
  592,936     ITV plc                                                               2,079
      847     RTL Group S.A.                                                           82
                                                                              -----------
                                                                                    2,161
                                                                              -----------
              COMPUTER & ELECTRONICS RETAIL (0.0%)
   19,600     Yamada Denki Co. Ltd.                                                    63
                                                                              -----------

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5  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              CONSUMER ELECTRONICS (0.1%)
    4,900     Casio Computer Co. Ltd.                                         $        86
  169,800     Panasonic Corp.                                                       2,074
   19,500     Sony Corp.                                                              373
                                                                              -----------
                                                                                    2,533
                                                                              -----------
              DEPARTMENT STORES (0.1%)
   18,167     Next plc                                                              2,140
  151,000     Takashimaya Co. Ltd.                                                  1,290
                                                                              -----------
                                                                                    3,430
                                                                              -----------
              HOMEBUILDING (0.1%)
    3,700     Iida Group Holdings Co. Ltd.                                             53
   77,563     Persimmon plc                                                         1,705
   67,000     Sekisui Chemical Co. Ltd.                                               792
                                                                              -----------
                                                                                    2,550
                                                                              -----------
              HOMEFURNISHING RETAIL (0.0%)
    1,500     Nitori Holdings Co. Ltd.                                                 90
                                                                              -----------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
    3,502     Accor S.A.                                                              170
   80,286     TUI Travel plc                                                          497
                                                                              -----------
                                                                                      667
                                                                              -----------
              HOUSEHOLD APPLIANCES (0.0%)
    2,085     Electrolux AB "B"                                                        53
      800     Rinnai Corp.                                                             71
                                                                              -----------
                                                                                      124
                                                                              -----------
              LEISURE FACILITIES (0.0%)
    3,800     Oriental Land Co. Ltd.                                                  739
                                                                              -----------
              LEISURE PRODUCTS (0.0%)
   19,400     BANDAI NAMCO Holdings, Inc.                                             542
    1,700     Shimano, Inc.                                                           203
                                                                              -----------
                                                                                      745
                                                                              -----------
              PUBLISHING (0.0%)
    2,559     Lagardere SCA                                                            70
   25,128     Wolters Kluwer N.V.                                                     696
                                                                              -----------
                                                                                      766
                                                                              -----------
              RESTAURANTS (0.0%)
    1,937     Whitbread plc                                                           141
                                                                              -----------
              TIRES & RUBBER (0.0%)
   14,500     Bridgestone Corp.                                                       497
    3,900     Sumitomo Rubber Industries Ltd.                                          56
                                                                              -----------
                                                                                      553
                                                                              -----------

              Total Consumer Discretionary                                         33,437
                                                                              -----------

              CONSUMER STAPLES (1.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
2,648,000     Golden Agri-Resources Ltd.                                            1,081
  636,000     Wilmar International Ltd.                                             1,609
                                                                              -----------
                                                                                    2,690
                                                                              -----------
              BREWERS (0.2%)
   28,332     Anheuser-Busch InBev N.V.                                             3,147
    8,600     Asahi Group Holdings Ltd.                                               271
   12,314     Carlsberg A.S. "B"                                                    1,123
      676     Heineken Holding N.V.                                                    47
                                                                              -----------
                                                                                    4,588
                                                                              -----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              DISTILLERS & VINTNERS (0.0%)
    7,280     Diageo plc                                                      $       215
                                                                              -----------
              FOOD RETAIL (0.2%)
   14,239     Casino Guichard-Perrachon S.A.                                        1,699
  315,773     J Sainsbury plc                                                       1,522
   43,476     Koninklijke Ahold N.V.                                                  743
   48,564     Wm Morrison Supermarkets plc                                            143
                                                                              -----------
                                                                                    4,107
                                                                              -----------
              HOUSEHOLD PRODUCTS (0.1%)
   18,496     Henkel AG & Co. KGaA                                                  1,759
    2,376     Reckitt Benckiser Group plc                                             207
                                                                              -----------
                                                                                    1,966
                                                                              -----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
   55,313     Carrefour S.A.                                                        1,918
   25,715     Wesfarmers Ltd.                                                       1,040
                                                                              -----------
                                                                                    2,958
                                                                              -----------
              PACKAGED FOODS & MEAT (0.4%)
        2     Lindt & Spruengli AG                                                    125
   53,577     Nestle S.A.                                                           4,158
   22,000     NH Foods Ltd.                                                           466
   56,967     Suedzucker AG                                                           980
   73,250     Unilever N.V.                                                         3,045
   64,920     Unilever plc                                                          2,866
                                                                              -----------
                                                                                   11,640
                                                                              -----------
              TOBACCO (0.2%)
   58,479     British American Tobacco plc                                          3,450
   63,000     Japan Tobacco, Inc.                                                   2,158
                                                                              -----------
                                                                                    5,608
                                                                              -----------
              Total Consumer Staples                                               33,772
                                                                              -----------
              ENERGY (0.9%)
              -------------
              INTEGRATED OIL & GAS (0.8%)
  623,974     BP plc(d)                                                             4,989
   36,409     ENI S.p.A.                                                              908
    3,361     OMV AG                                                                  130
   20,061     Repsol S.A.                                                             498
   88,205     Royal Dutch Shell plc "A"(d)                                          3,570
   55,526     Royal Dutch Shell plc "B"(d)                                          2,346
   31,200     Royal Dutch Shell plc ADR                                             2,526
   74,647     Statoil ASA                                                           2,096
   71,887     Total S.A.(d)                                                         4,741
                                                                              -----------
                                                                                   21,804
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
   19,400     INPEX Corp.                                                             278
   14,873     Woodside Petroleum Ltd.                                                 593
                                                                              -----------
                                                                                      871
                                                                              -----------
              OIL & GAS REFINING & MARKETING (0.1%)
    2,576     Delek Group Ltd.                                                        937
    2,000     Idemitsu Kosan Co. Ltd.                                                  44
   17,482     Neste Oil Oyj                                                           342
    4,200     Showa Shell Sekiyu K.K.                                                  45
                                                                              -----------
                                                                                    1,368
                                                                              -----------
              Total Energy                                                         24,043
                                                                              -----------

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7  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              FINANCIALS (2.8%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
  241,636     3i Group plc                                                    $     1,578
   18,971     Schroders plc                                                           767
                                                                              -----------
                                                                                    2,345
                                                                              -----------

              DIVERSIFIED BANKS (1.7%)
  495,000     Aozora Bank Ltd.                                                      1,689
  113,570     Australia and New Zealand Banking Group Ltd.                          3,546
    4,957     Banco Bilbao Vizcaya Argentaria S.A.                                     60
  361,615     Banco Santander S.A.(d)                                               3,606
  173,325     Bank Hapoalim B.M.                                                      982
      708     BNP Paribas S.A.                                                         48
   81,000     BOC Hong Kong Holdings Ltd.                                             272
   56,552     Commonwealth Bank of Australia(d)                                     4,295
  127,924     Credit Agricole S.A.                                                  1,897
   38,000     DBS Group Holdings Ltd.                                                 545
   42,611     DnB NOR ASA                                                             795
   16,800     Hang Seng Bank Ltd.                                                     284
  404,934     HSBC Holdings plc(d)                                                  4,383
   87,400     HSBC Holdings plc ADR                                                 4,725
   21,072     Intesa Sanpaolo                                                          55
   68,084     Lloyds Banking Group plc*                                                86
  549,500     Mitsubishi UFJ Financial Group, Inc.                                  3,159
  524,600     Mizuho Financial Group, Inc.                                            998
    3,132     National Australia Bank Ltd.                                            103
   58,785     Natixis                                                                 413
  201,000     Oversea-Chinese Banking Corp. Ltd.                                    1,609
  154,239     Skandinaviska Enskilda Banken "A"                                     2,014
   29,200     Sumitomo Mitsui Financial Group, Inc.                                 1,179
   42,794     Svenska Handelsbanken AB "A"                                          2,006
   99,057     Westpac Banking Corp.                                                 3,242
                                                                              -----------
                                                                                   41,991
                                                                              -----------

              DIVERSIFIED CAPITAL MARKETS (0.0%)
   12,354     Investec plc                                                            112
                                                                              -----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
    7,274     Macquarie Group Ltd.                                                    396
                                                                              -----------
              LIFE & HEALTH INSURANCE (0.2%)
   42,029     AEGON N.V.                                                              332
   10,638     CNP Assurances                                                          210
  164,181     Legal & General Group plc                                               659
   70,223     Old Mutual plc                                                          232
   64,465     Prudential plc                                                        1,552
    7,145     Swiss Life Holding AG                                                 1,801
   12,700     T&D Holdings, Inc.                                                      157
                                                                              -----------
                                                                                    4,943
                                                                              -----------

              MULTI-LINE INSURANCE (0.4%)
   19,089     Allianz SE                                                            3,256
   20,275     Assicurazioni Generali S.p.A.                                           415
   41,108     AXA S.A.                                                              1,018
    1,053     Baloise Holdings AG                                                     137
   70,683     Gjensidige Forsikring ASA                                             1,470
   10,131     Sampo Oyj "A"                                                           498
  531,735     Unipolsai Spa                                                         1,670
    3,369     Zurich Financial Services AG                                          1,016
                                                                              -----------
                                                                                    9,480
                                                                              -----------

              MULTI-SECTOR HOLDINGS (0.2%)
   10,198     Exor S.p.A.                                                             406
   84,590     Industrivarden AB "C"                                                 1,525

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   18,049     Investment AB Kinnevik "B"                                      $       732
   58,264     Investor AB "B"                                                       2,159
                                                                              -----------
                                                                                    4,822
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
   29,600     ORIX Corp.                                                              447
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (0.0%)
   33,691     Direct Line Insurance Group                                             167
   28,723     Suncorp Group Ltd.                                                      387
   15,600     Tokio Marine Holdings, Inc.                                             476
                                                                              -----------
                                                                                    1,030
                                                                              -----------
              REAL ESTATE OPERATING COMPANIES (0.0%)
    3,705     Swiss Prime Site AG                                                     296
                                                                              -----------
              REGIONAL BANKS (0.1%)
    8,022     Bank of Queensland Ltd.                                                  94
   26,000     Bank of Yokohama Ltd.                                                   143
    7,210     Bendigo and Adelaide Bank Ltd.                                           84
   16,000     Chiba Bank Ltd.                                                         113
   17,000     Fukuoka Financial Group, Inc.                                            82
    9,000     Hachijuni Bank Ltd.                                                      54
   11,000     Hiroshima Bank Ltd.                                                      53
    5,700     Iyo Bank Ltd.                                                            58
   48,200     Resona Holdings, Inc.                                                   261
   12,000     Shizuoka Bank Ltd.                                                      125
                                                                              -----------
                                                                                    1,067
                                                                               ----------
              REINSURANCE (0.1%)
    3,781     Muenchener Rueckversicherungs-Gesellschaft AG                           758
    3,481     SCOR SE                                                                 107
   25,687     Swiss Re AG                                                           2,105
                                                                              -----------
                                                                                    2,970
                                                                              -----------
              Total Financials                                                     69,899
                                                                              -----------

              HEALTH CARE (1.5%)
              ------------------
              BIOTECHNOLOGY (0.1%)
    7,172     Actelion Ltd.                                                           880
   10,922     CSL Ltd.                                                                754
                                                                              -----------
                                                                                    1,634
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (0.1%)
   18,400     Alfresa Holdings Corp.                                                1,093
  110,900     Medipal Holdings Corp.                                                1,435
    1,600     Suzuken Co. Ltd.                                                         53
                                                                              -----------
                                                                                    2,581
                                                                              -----------
              HEALTH CARE EQUIPMENT (0.0%)
   19,814     Smith & Nephew plc                                                      343
                                                                              -----------
              HEALTH CARE FACILITIES (0.0%)
    2,964     Ramsay Health Care Ltd.                                                 144
                                                                              -----------
              HEALTH CARE SERVICES (0.0%)
   10,107     Fresenius SE & Co. KGaA                                                 493
    8,244     Sonic Healthcare Ltd.                                                   136
                                                                              -----------
                                                                                      629
                                                                              -----------
              HEALTH CARE SUPPLIES (0.0%)
    1,963     Coloplast A/S "B"                                                       163
                                                                              -----------
              PHARMACEUTICALS (1.3%)
   27,822     AstraZeneca plc                                                       2,109
    8,836     Bayer AG                                                              1,185

================================================================================

9  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   14,500     Daiichi Sankyo Co. Ltd.                                          $      256
  112,793     GlaxoSmithKline plc                                                   2,761
    2,872     Merck KGaA                                                              250
   68,740     Novartis AG(d)                                                        6,166
   57,400     Novartis AG ADR                                                       5,157
    8,428     Novo Nordisk A/S "B"                                                    385
    2,236     Orion Oyj "B"                                                            88
   60,300     Otsuka Holdings Co. Ltd.                                              2,192
   18,543     Roche Holding AG                                                      5,407
   22,753     Sanofi                                                                2,496
   12,567     Shire plc                                                             1,027
   34,993     Teva Pharmaceutical Industries Ltd.                                   1,823
                                                                              -----------
                                                                                   31,302
                                                                              -----------
              Total Health Care                                                    36,796
                                                                              -----------

              INDUSTRIALS (1.9%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
   29,840     Safran S.A.                                                           1,956
   19,035     Thales S.A.                                                           1,063
    3,938     Zodiac Aerospace                                                        128
                                                                              -----------
                                                                                    3,147
                                                                              -----------
              AIR FREIGHT & LOGISTICS (0.1%)
   67,408     Deutsche Post AG                                                      2,204
                                                                              -----------
              AIRLINES (0.1%)
   25,000     Cathay Pacific Airways                                                   46
   14,521     Deutsche Lufthansa AG                                                   251
   70,926     easyJet plc                                                           1,572
   22,302     International Consolidated Airlines Group S.A. *                        134
   15,000     Ryanair Holdings plc ADR*                                               824
                                                                              -----------
                                                                                    2,827
                                                                              -----------
              BUILDING PRODUCTS (0.1%)
    8,900     Daikin Industries Ltd.                                                  613
    5,504     Geberit AG                                                            1,868
    5,900     LIXIL Group Corp.                                                       130
                                                                              -----------
                                                                                    2,611
                                                                              -----------
              COMMERCIAL PRINTING (0.0%)
   13,000     Dai Nippon Printing Co. Ltd.                                            137
   12,000     Toppan Printing Co. Ltd.                                                 88
                                                                              -----------
                                                                                      225
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.2%)
   43,717     ACS Actividades de Construccion y Servicios S.A.                      1,841
   20,120     Hochtief AG                                                           1,591
   64,430     Leighton Holdings Ltd.                                                1,350
   23,000     Taisei Corp.                                                            137
    8,308     Vinci S.A.                                                              543
                                                                              -----------
                                                                                    5,462
                                                                              -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
    2,400     Hitachi Construction Machinery Co. Ltd.                                  47
   21,000     Komatsu Ltd.                                                            476
      799     MAN SE                                                                   95
1,126,000     Yangzijiang Shipbuilding Holdings Ltd.                                1,050
                                                                              -----------
                                                                                    1,668
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
   12,000     Fuji Electric Co. Ltd.                                                   58
                                                                              -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
             HEAVY ELECTRICAL EQUIPMENT (0.0%)
    73,000   Mitsubishi Electric Corp.                                        $       914
                                                                              -----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    97,105   Capita plc                                                             1,978
     6,864   Seek Ltd.                                                                112
                                                                              -----------
                                                                                    2,090
                                                                              -----------
             INDUSTRIAL CONGLOMERATES (0.1%)
   140,000   Hopewell Holdings Ltd.                                                   503
   121,000   Hutchison Whampoa Ltd.                                                 1,580
    33,000   Keppel Corp. Ltd.                                                        288
   357,000   NWS Holdings Ltd.                                                        675
     5,547   Siemens AG                                                               695
                                                                              -----------
                                                                                    3,741
                                                                              -----------
             INDUSTRIAL MACHINERY (0.1%)
     8,000   Amada Co. Ltd.                                                            75
    15,285   Atlas Copco AB "A"                                                       445
     8,928   Atlas Copco AB "B"                                                       238
     4,300   FANUC Corp.                                                              719
    13,419   Kone Oyj "B"                                                             568
    67,000   Mitsubishi Heavy Industries Ltd.                                         412
    12,000   NSK Ltd.                                                                 160
     2,600   THK Co. Ltd.                                                              62
     3,289   Wartsila Corp. Oyj "B"                                                   165
                                                                              -----------
                                                                                    2,844
                                                                              -----------
             MARINE (0.1%)
        60   A.P. Moller-Maersk A/S "A"                                               144
       797   A.P. Moller-Maersk A/S "B"                                             1,996
    25,000   Mitsui O.S.K. Lines Ltd.                                                  92
    36,000   Nippon Yusen Kabushiki Kaisha                                            106
                                                                              -----------
                                                                                    2,338
                                                                              -----------
             RAILROADS (0.5%)
    22,068   Asciano Group                                                            130
    48,122   Aurizon Holdings Ltd.                                                    214
    54,100   Canadian Pacific Railway Ltd.                                         10,853
     3,200   Central Japan Railway Co.                                                448
    25,000   Hankyu Hanshin Holdings, Inc.                                            147
                                                                              -----------
                                                                                   11,792
                                                                              -----------
             SECURITY & ALARM SERVICES (0.0%)
     4,700   Secom Co. Ltd.                                                           287
                                                                              -----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
     7,935   Bunzl plc                                                                217
    34,700   ITOCHU Corp.                                                             441
    38,000   Marubeni Corp.                                                           274
    56,700   Mitsubishi Corp.                                                       1,172
   131,000   Mitsui & Co. Ltd.                                                      2,135
   206,200   Sojitz Corp.                                                             341
   137,100   Sumitomo Corp.                                                         1,770
     5,484   Travis Perkins plc                                                       159
                                                                              -----------
                                                                                    6,509
                                                                              -----------
             TRUCKING (0.0%)
    44,000   ComfortDelGro Corp. Ltd.                                                  88
                                                                              -----------
             Total Industrials                                                     48,805
                                                                              -----------
             INFORMATION TECHNOLOGY (1.3%)
             -----------------------------
             APPLICATION SOFTWARE (0.0%)
       565   SAP SE                                                                    44
                                                                              -----------

================================================================================

11  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS (0.1%)
     9,700   HOYA Corp.                                                       $       314
     2,500   Ibiden Co. Ltd.                                                           49
     4,500   Murata Manufacturing Co. Ltd.                                            430
     4,600   Omron Corp.                                                              199
     2,800   TDK Corp.                                                                139
                                                                              -----------
                                                                                    1,131
                                                                              -----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     5,900   Citizen Holdings Co. Ltd.                                                 42
     1,400   Hitachi High-Technologies Corp.                                           39
                                                                              -----------
                                                                                       81
                                                                              -----------
             IT CONSULTING & OTHER SERVICES (0.1%)
    12,608   Cap Gemini                                                               896
   260,000   Fujitsu Ltd.                                                           1,783
     1,100   Otsuka Corp.                                                              47
                                                                              -----------
                                                                                    2,726
                                                                              -----------
             SEMICONDUCTORS (0.8%)
   150,441   Infineon Technologies AG                                               1,749
   271,839   NXP Semiconductors N.V.*                                              18,626
    10,200   ROHM Co.                                                                 651
                                                                              -----------
                                                                                   21,026
                                                                              -----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
     5,200   Brother Industries Ltd.                                                  101
    31,900   Canon, Inc.                                                            1,042
    71,600   FUJIFILM Holdings Corp.                                                2,158
    84,178   Nokia Oyj                                                                707
    16,300   Ricoh Co. Ltd.                                                           176
    49,800   Seiko Epson Corp.                                                      2,523
                                                                              -----------
                                                                                    6,707
                                                                              -----------
             Total Information Technology                                          31,715
                                                                              -----------
             MATERIALS (1.2%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
   203,000   Asahi Kasei Corp.                                                      1,628
     6,000   Kaneka Corp.                                                              36
                                                                              -----------
                                                                                    1,664
                                                                              -----------
             CONSTRUCTION MATERIALS (0.0%)
       754   Imerys S.A.                                                               60
    27,000   Taiheiyo Cement Corp.                                                    113
                                                                              -----------
                                                                                      173
                                                                              -----------
             DIVERSIFIED CHEMICALS (0.1%)
    14,995   BASF SE                                                                1,542
    30,800   Mitsubishi Chemical Holdings Corp.                                       154
                                                                              -----------
                                                                                    1,696
                                                                              -----------
             DIVERSIFIED METALS & MINING (0.7%)
    88,342   Antofagasta plc                                                        1,152
   117,883   BHP Billiton Ltd.(d)                                                   4,037
    96,338   BHP Billiton plc                                                       3,051
    25,000   Mitsubishi Materials Corp.                                                84
     7,460   Rio Tinto Ltd.                                                           436
    19,302   Rio Tinto plc                                                          1,030
   111,800   Rio Tinto plc ADR                                                      6,008
   126,000   Sumitomo Metal Mining Co. Ltd.                                         1,912
                                                                              -----------
                                                                                   17,710
                                                                              -----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    49,090   K and S AG                                                             1,526

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    27,965   Yara International ASA                                           $     1,403
                                                                              -----------
                                                                                    2,929
                                                                              -----------
             PAPER PRODUCTS (0.0%)
    24,630   UPM-Kymmene Oyj                                                          370
                                                                              -----------
             SPECIALTY CHEMICALS (0.1%)
   183,000   Daicel Corp.                                                           2,030
     2,300   Hitachi Chemical Co. Ltd.                                                 43
     3,600   Nitto Denko Corp.                                                        188
                                                                              -----------
                                                                                    2,261
                                                                              -----------
             STEEL (0.1%)
    22,563   ArcelorMittal ADR                                                        328
    10,800   JFE Holdings, Inc.                                                       218
    68,000   Kobe Steel Ltd.                                                          111
   120,000   Nippon Steel & Sumitomo Metal Corp.                                      340
    35,598   Voestalpine AG                                                         1,527
                                                                              -----------
                                                                                    2,524
                                                                              -----------
             Total Materials                                                       29,327
                                                                              -----------
             TELECOMMUNICATION SERVICES (0.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   201,704   BT Group plc                                                           1,296
    38,300   Nippon Telegraph & Telephone Corp.                                     2,569
   141,372   Orange                                                                 2,140
   957,000   PCCW Ltd.                                                                614
   590,766   Telecom Italia S.p.A.                                                    543
    92,419   Telefonica S.A.                                                        1,466
    45,159   Telekom Austria AG                                                       423
    96,495   Telstra Corp. Ltd.                                                       501
                                                                              -----------
                                                                                    9,552
                                                                              -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    39,700   KDDI Corp.                                                             2,289
     1,424   Millicom International Cellular S.A. Swedish
                Depository Receipts                                                   128
       900   SoftBank Corp.                                                            65
 1,037,338   Vodafone Group plc                                                     3,560
   168,936   Vodafone Group plc ADR                                                 5,801
                                                                              -----------
                                                                                   11,843
                                                                              -----------
             Total Telecommunication Services                                      21,395
                                                                              -----------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
   140,000   Cheung Kong Infrastructure Holdings Ltd.                               1,010
    15,000   Chubu Electric Power Co., Inc.*                                          173
     6,800   Chugoku Electric Power Co., Inc.                                          90
   325,357   EDP-Energias de Portugal S.A.                                          1,575
    78,010   Fortum Oyj                                                             1,958
     3,900   Hokuriku Electric Power Co.                                               51
    99,454   Iberdrola S.A.                                                           730
    15,500   Kansai Electric Power Co., Inc.*(d)                                      142
     9,900   Kyushu Electric Power Co., Inc.*                                         100
     6,928   Red Electrica Corporacion S.A.                                           583
     4,000   Shikoku Electric Power Co.*                                               49
    21,524   SSE plc                                                                  542
    10,600   Tohoku Electric Power Co., Inc.                                          117
    30,600   Tokyo Electric Power Co., Inc.*                                          111
                                                                              -----------
                                                                                    7,231
                                                                              -----------

================================================================================

13  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
             GAS UTILITIES (0.0%)
    10,826   Enagas S.A.                                                      $       361
    46,516   Snam S.p.A.                                                              271
                                                                              -----------
                                                                                      632
                                                                              -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     2,600   Electric Power Development Co. Ltd.                                       85
                                                                              -----------
             MULTI-UTILITIES (0.2%)
   113,953   Centrica plc                                                             604
    32,277   GDF Suez                                                                 795
   170,656   National Grid plc                                                      2,547
                                                                              -----------
                                                                                    3,946
                                                                              -----------
             WATER UTILITIES (0.0%)
    14,256   Severn Trent plc                                                         460
                                                                              -----------
             Total Utilities                                                       12,354
                                                                              -----------
             Total Common Stocks (cost: $293,683)                                 341,543
                                                                              -----------

             PREFERRED STOCKS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.0%)
     1,180   Bayerische Motoren Werke AG                                              113
     3,708   Volkswagen AG                                                            832
                                                                              -----------
                                                                                      945
                                                                              -----------
             Total Consumer Discretionary                                             945
                                                                              -----------
             CONSUMER STAPLES (0.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.0%)
       467   Henkel AG & Co. KGaA                                                      49
                                                                              -----------
             Total Preferred Stocks (cost: $1,065)                                    994
                                                                              -----------
             RIGHTS (0.0%)

             FINANCIALS (0.0%)
             -----------------
             DIVERSIFIED BANKS (0.0%)
    25,125   Oversea Chinese Banking Corp.*(c) (cost: $0)                              48
                                                                              -----------
             EXCHANGE-TRADED FUNDS (13.3%)

   319,748   EGShares Emerging Markets Consumer ETF                                 9,097
   868,475   iShares Core MSCI EAFE ETF                                            52,743
 1,945,486   iShares Core MSCI Emerging Markets ETF                               104,978
 1,200,000   iShares MSCI EAFE ETF                                                 80,052
 1,600,000   iShares MSCI Germany ETF                                              46,272
   154,620   iShares MSCI Philippines ETF                                           5,905
   153,062   iShares MSCI Turkey ETF                                                8,490
   107,983   SPDR S&P Emerging Markets SmallCap ETF                                 5,519
   170,548   WisdomTree Emerging Markets Equity Income Fund                         8,993
   182,288   WisdomTree Emerging Markets SmallCap Dividend Fund                     9,082
   322,900   WisdomTree India Earnings Fund                                         7,352
                                                                              -----------
             Total Exchange-Traded Funds (cost: $311,266)                         338,483
                                                                              -----------
             Total International Equity Securities(cost: $606,014)                681,068
                                                                              -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.9%)

             GOLD (1.6%)

             AFRICAN GOLD COMPANIES (0.2%)

   145,000   AngloGold Ashanti Ltd. ADR*                                      $     2,491
   340,000   Gold Fields Ltd. ADR                                                   1,646
   545,000   Harmony Gold Mining Co. Ltd. ADR*                                      1,657
                                                                              -----------
                                                                                    5,794
                                                                              -----------
             AUSTRALIAN GOLD COMPANIES (0.1%)

   238,000   Newcrest Mining Ltd.*                                                  2,516
                                                                              -----------
             EUROPEAN GOLD COMPANIES (0.1%)

    41,500   Randgold Resources Ltd. ADR                                            3,492
                                                                              -----------
             NORTH AMERICAN GOLD COMPANIES (1.0%)

    32,000   Agnico-Eagle Mines Ltd.                                                1,225
   100,000   Alamos Gold, Inc.                                                        920
   295,857   AuRico Gold, Inc.                                                      1,343
   525,000   B2Gold Corp.*                                                          1,352
    57,000   Barrick Gold Corp.                                                     1,048
   250,000   Centerra Gold, Inc.                                                    1,508
   139,000   Dundee Precious Metals, Inc.*                                            715
   358,000   Eldorado Gold Corp.                                                    2,964
    90,000   Goldcorp, Inc.                                                         2,526
   390,000   IAMGOLD Corp.*                                                         1,564
   250,000   Kinross Gold Corp.*                                                      985
   100,000   New Gold, Inc.*                                                          649
    51,000   Newmont Mining Corp.                                                   1,382
    85,000   Primero Mining Corp.*                                                    578
    41,000   Royal Gold, Inc.                                                       3,188
   387,884   Semafo, Inc.*                                                          1,727
   150,000   Yamana Gold, Inc.                                                      1,275
                                                                              -----------
                                                                                   24,949
                                                                              -----------
             SOUTH AMERICAN GOLD COMPANIES (0.2%)

   254,000   Compania de Minas Buenaventura S.A. ADR                                3,698
                                                                              -----------
             Total Gold (cost: $47,810)                                            40,449
                                                                              -----------
             SILVER (0.2%)

   235,000   Pan American Silver Corp.                                              3,375
    97,000   Tahoe Resources, Inc.*                                                 2,484
                                                                              -----------
             Total Silver (cost  $5,706)                                            5,859
                                                                              -----------
             EXCHANGE-TRADED FUNDS (1.1%)

   297,334   iShares Silver Trust*                                                  5,563
   178,295   SPDR Gold Shares*                                                     22,084
                                                                              -----------
             Total Exchange-Traded Funds (cost: $34,763)                           27,647
                                                                              -----------
             Total Precious Metals And Commodity-Related
                Securities(cost: $88,279)                                          73,955
                                                                              -----------

================================================================================

15  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
             GLOBAL REAL ESTATE EQUITY SECURITIES (0.5%)

             COMMON STOCKS (0.5%)

             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)

    13,000   Daiwa House Industry Co. Ltd.                                    $       246
    26,400   Henderson Land Development Co. Ltd.                                      175
   200,000   Wheelock & Co. Ltd.                                                    1,047
                                                                              -----------
                                                                                    1,468
                                                                              -----------
             REAL ESTATE DEVELOPMENT (0.0%)

    64,000   Cheung Kong Holdings Ltd.                                              1,165
                                                                              -----------
             REAL ESTATE OPERATING COMPANIES (0.1%)

    47,929   Deutsche Wohnen AG                                                     1,081
   321,000   Hysan Development Co. Ltd.                                             1,574
                                                                              -----------
                                                                                    2,655
                                                                              -----------
             REITs - DIVERSIFIED (0.0%)

   108,472   BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                     -
    22,222   British Land Co. plc                                                     270
    39,418   GPT Group                                                                147
    17,166   Land Securities Group plc                                                308
                                                                              -----------
                                                                                      725
                                                                              -----------
             REITs - OFFICE (0.0%)

   326,280   Dexus Property Group                                                     367
                                                                              -----------
             REITs - RETAIL (0.2%)

   696,104   Federation Centres                                                     1,729
   304,870   INTU Properties plc                                                    1,731
   340,500   Link REIT                                                              2,021
    66,112   Scentre Group*                                                           212
     1,903   Unibail-Rodamco                                                          511
    44,498   Westfield Corp.                                                          317
                                                                              -----------
                                                                                    6,521
                                                                              -----------
             Total Common Stocks (cost: $11,552)                                   12,901
                                                                              -----------
             PREFERRED STOCKS (0.0%)

             REITs - MORTGAGE (0.0%)
             -----------------------
    60,000   Arbor Realty Trust, Inc., 7.38%                                        1,486
                                                                              -----------
             Total Preferred Stocks (cost: $1,500)                                  1,486
                                                                              -----------
             Total Global Real Estate Equity Securities(cost: $13,052)             14,387
                                                                              -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
             BONDS (31.1%)

             CORPORATE OBLIGATIONS (15.0%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             SPECIALTY STORES (0.1%)
$    2,000   Guitar Center, Inc. (a)                                 6.50%       4/15/2019       $    1,905
     1,000   Toys R Us Property Co. II, LLC                          8.50       12/01/2017            1,027
                                                                                                 ----------
                                                                                                      2,932
                                                                                                 ----------
             Total Consumer Discretionary                                                             2,932
                                                                                                 ----------
             ENERGY (2.5%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     1,900   Alta Mesa Holdings, LP                                  9.63       10/15/2018            2,004
     2,000   American Energy - Permian Basin, LLC (a)                7.13       11/01/2020            1,950
     2,000   Fieldwood Energy, LLC (e)                               8.38        9/30/2020            2,050
     2,500   Quicksilver Resources, Inc. (e)                         7.00        6/21/2019            2,404
     2,050   Rex Energy Corp.                                        8.88       12/01/2020            2,255
     1,000   Sabine Oil & Gas, LLC (e)                               8.75       12/31/2018            1,015
     2,000   Samson Investment Co. (e)                               5.00        9/25/2018            1,984
                                                                                                 ----------
                                                                                                     13,662
                                                                                                 ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.0%)
    10,000   DCP Midstream, LLC (a)                                  5.85        5/21/2043            9,750
     8,680   Enbridge Energy Partners, LP (d)                        8.05       10/01/2077            9,808
    15,270   Energy Transfer Partners, LP                            3.26 (f)   11/01/2066           14,392
    10,980   Enterprise Products Operating, LLC (d)                  7.00        6/01/2067           11,596
     1,900   Martin Midstream Partners, LP                           7.25        2/15/2021            1,967
     2,352   Southern Union Co.                                      3.26 (f)   11/01/2066            1,982
                                                                                                 ----------
                                                                                                     49,495
                                                                                                 ----------
             Total Energy                                                                            63,157
                                                                                                 ----------
             FINANCIALS (9.2%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    10,000   Prospect Capital Corp.                                  5.00        7/15/2019           10,431
     8,010   State Street Capital Trust IV                           1.23 (f)    6/01/2077            6,959
     2,400   Walter Investment Management Corp. (a)                  7.88       12/15/2021            2,454
                                                                                                 ----------
                                                                                                     19,844
                                                                                                 ----------
             DIVERSIFIED BANKS (0.1%)
     2,000   Compass Bank                                            6.40       10/01/2017            2,207
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (1.5%)
    12,342   Lincoln National Corp. (d)                              7.00        5/17/2066           12,774
     1,000   Lincoln National Corp.                                  6.05        4/20/2067            1,031
     7,800   Prudential Financial, Inc.                              5.63        6/15/2043            8,405
     2,135   Prudential Financial, Inc.                              5.20        3/15/2044            2,170
    13,935   StanCorp Financial Group, Inc. (d)                      6.90        6/01/2067           14,562
                                                                                                 ----------
                                                                                                     38,942
                                                                                                 ----------
             MULTI-LINE INSURANCE (1.7%)
    15,127   Genworth Holdings, Inc. (d)                             6.15       11/15/2066           13,350
    17,255   Glen Meadow Pass-Through Trust (a),(d)                  6.51        2/12/2067           17,255
    12,810   Nationwide Mutual Insurance Co. (a),(d)                 5.81 (f)   12/15/2024           12,970
                                                                                                 ----------
                                                                                                     43,575
                                                                                                 ----------
             MULTI-SECTOR HOLDINGS (0.2%)
     5,325   BNSF Funding Trust I                                    6.61       12/15/2055            5,984
                                                                                                 ----------

================================================================================

17  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
$    5,000   JPMorgan Chase Capital XIII                             1.18% (f)   9/30/2034       $    4,400
    10,000   JPMorgan Chase Capital XXI                              1.19 (f)    2/02/2037            8,750
                                                                                                 ----------
                                                                                                     13,150
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (2.2%)
    10,800   Allstate Corp.                                          5.75        8/15/2053           11,576
    10,000   AmTrust Financial Services, Inc.                        6.13        8/15/2023           10,550
    11,050   HSB Group, Inc. (c)                                     1.14 (f)    7/15/2027            8,508
    19,215   Oil Insurance Ltd. (a),(d)                              3.22 (f)            -(g)        17,870
     6,500   Travelers Companies, Inc. (d)                           6.25        3/15/2037            7,069
                                                                                                 ----------
                                                                                                     55,573
                                                                                                 ----------
             REAL ESTATE DEVELOPMENT (0.1%)
     1,800   Forestar USA Real Estate Group, Inc. (a)                8.50        6/01/2022            1,895
                                                                                                 ----------
             REGIONAL BANKS (1.5%)
     1,000   Allfirst Preferred Capital Trust                        1.73 (f)    7/15/2029              920
     8,000   Cullen/Frost Capital Trust II                           1.78 (f)    3/01/2034            7,049
     4,000   First Maryland Capital Trust I                          1.23 (f)    1/15/2027            3,720
     5,000   Fulton Capital Trust I (d)                              6.29        2/01/2036            4,787
     2,000   Huntington Capital Trust II "B"                         0.86 (f)    6/15/2028            1,740
     3,500   M&T Capital Trust I (d)                                 8.23        2/01/2027            3,544
     5,039   Manufacturers & Traders Trust Co. (d)                   5.63       12/01/2021            5,266
    13,000   Suntrust Capital I                                      0.90 (f)    5/15/2027           11,326
                                                                                                 ----------
                                                                                                     38,352
                                                                                                 ----------
             REINSURANCE (0.4%)
     4,000   Alterra USA Holdings Ltd. (a),(d)                       7.20        4/14/2017            4,437
     3,750   Platinum Underwriters Finance, Inc. (d)                 7.50        6/01/2017            4,266
                                                                                                 ----------
                                                                                                      8,703
                                                                                                 ----------
             REITs - RETAIL (0.1%)
     3,000   Brixmor, LLC                                            5.30        1/15/2015            3,038
       413   Brixmor, LLC                                            7.68       11/02/2026              412
                                                                                                 ----------
                                                                                                      3,450
                                                                                                 ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
     2,000   Ocwen Financial Corp. (a)                               6.63        5/15/2019            1,945
                                                                                                 ----------
             Total Financials                                                                       233,620
                                                                                                 ----------
             INDUSTRIALS (0.5%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
     8,560   Textron Financial Corp. (a)                             6.00        2/15/2067            7,875
                                                                                                 ----------
             AIRLINES (0.0%)
       873   America West Airlines, Inc. Pass-Through Trust (INS)    7.93        1/02/2019              969
                                                                                                 ----------
             MARINE (0.1%)
     1,900   Navios Maritime Holdings, Inc. (a)                      7.38        1/15/2022            1,971
                                                                                                 ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
     3,137   ILFC E-Capital Trust I (a)                              5.02 (f)   12/21/2065            3,043
                                                                                                 ----------
             Total Industrials                                                                       13,858
                                                                                                 ----------
             MATERIALS (0.1%)
             ----------------
             GOLD (0.1%)
     2,000   Allied Nevada Gold Corp. (a)                            8.75        6/01/2019            1,380
                                                                                                 ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     3,000   NII International Telecom SCA (a),(h)                   7.88        8/15/2019            1,995
                                                                                                 ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
             UTILITIES (2.5%)
             ----------------
             ELECTRIC UTILITIES (1.0%)
$    6,085   NextEra Energy Capital Holdings, Inc. (d)               6.35%      10/01/2066       $    6,088
     7,000   NextEra Energy Capital Holdings, Inc. (d)               6.65        6/15/2067            7,162
       500   NextEra Energy Capital Holdings, Inc.                   7.30        9/01/2067              553
     7,400   PPL Capital Funding, Inc. (d)                           6.70        3/30/2067            7,551
     4,041   Texas Competitive Electric Holdings Co., LLC (e)        4.65       10/10/2017            3,140
                                                                                                 ----------
                                                                                                     24,494
                                                                                                 ----------
             MULTI-UTILITIES (1.5%)
     6,350   Dominion Resources, Inc. (d)                            7.50        6/30/2066            6,887
     3,500   Dominion Resources, Inc. (d)                            2.53 (f)    9/30/2066            3,256
     5,291   Integrys Energy Group, Inc. (d)                         6.11       12/01/2066            5,426
    10,000   Puget Sound Energy, Inc. (d)                            6.97        6/01/2067           10,525
    13,000   Wisconsin Energy Corp.                                  6.25        5/15/2067           13,512
                                                                                                 ----------
                                                                                                     39,606
                                                                                                 ----------
             Total Utilities                                                                         64,100
                                                                                                 ----------
             Total Corporate Obligations (cost: $339,235)                                           381,042
                                                                                                 ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (4.4%)

             ENERGY (0.4%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     9,650   TransCanada Pipelines Ltd. (d)                          6.35        5/15/2067           10,072
                                                                                                 ----------
             FINANCIALS (2.3%)
             -----------------
             DIVERSIFIED BANKS (1.0%)
     2,000   Barclays Bank plc                                       0.56 (f)            -(g)         1,380
    11,500   Barclays Bank plc                                       0.69 (f)            -(g)         7,906
     5,485   Barclays Bank plc                                       0.69 (f)            -(g)         3,737
     2,000   Barclays Bank plc (a)                                   7.70                -(g)         2,134
     1,600   HSBC Bank plc                                           0.60 (f)            -(g)         1,118
     8,000   HSBC Bank plc                                           0.69 (f)            -(g)         5,550
     2,500   LBI HF, acquired 10/12/2007; cost
                $2,500(a),(b),(c),(h)                                7.43                -(g)             -
     5,150   Lloyds Bank plc                                         0.56 (f)            -(g)         3,500
                                                                                                 ----------
                                                                                                     25,325
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (0.4%)
     9,800   Great-West Life & Annuity Insurance Capital,
                LP (a),(d)                                           7.15        5/16/2046           10,192
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
    11,850   QBE Capital Funding III Ltd. (a),(d)                    7.25        5/24/2041           12,904
                                                                                                 ----------
             REGIONAL BANKS (0.0%)
     3,000   Glitnir Banki hf, acquired 9/11/2006 and
                10/18/2006; cost $3,051(a),(b),(c),(h)               7.45                -(g)             -
                                                                                                 ----------
             REINSURANCE (0.4%)
     9,650   Swiss Re Capital I, LP (a),(d)                          6.85                -(g)        10,205
                                                                                                 ----------
             Total Financials                                                                        58,626
                                                                                                 ----------
             MATERIALS (0.8%)
             ----------------
             DIVERSIFIED METALS & MINING (0.1%)
     1,900   Vedanta Resources plc (a)                               6.00        1/31/2019            1,985
                                                                                                 ----------
             GOLD (0.7%)
     9,200   Kinross Gold Corp. (a)                                  5.95        3/15/2024            9,586

================================================================================

19  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
$    5,000   Newcrest Finance Proprietary Ltd. (a)                   4.45%      11/15/2021       $    4,988
     4,200   St. Barbara Ltd. (a)                                    8.88        4/15/2018            3,444
                                                                                                 ----------
                                                                                                     18,018
                                                                                                 ----------
             Total Materials                                                                         20,003
                                                                                                 ----------
             UTILITIES (0.9%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
     7,400   Electricite De France S.A.  (a)                         5.25                -(g)         7,659
    11,800   Enel S.p.A. (a)                                         8.75        9/24/2073           13,924
     1,000   SPI Electricity Property Ltd.  (INS)(a),(d)             7.25       12/01/2016            1,094
                                                                                                 ----------
                                                                                                     22,677
                                                                                                 ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
       700   AES Gener S.A. (a)                                      8.38       12/18/2073              802
                                                                                                 ----------
             Total Utilities                                                                         23,479
                                                                                                 ----------
             Total Eurodollar and Yankee Obligations (cost: $105,801)                               112,180
                                                                                                 ----------
             ASSET-BACKED SECURITIES (0.1%)

             FINANCIALS (0.1%)
             -----------------
             ASSET-BACKED FINANCING (0.1%)
     3,000   SLC Student Loan Trust                                  0.68 (f)    7/15/2036            2,681
     1,270   SLM Student Loan Trust                                  0.78 (f)   10/25/2038            1,166
                                                                                                 ----------
                                                                                                      3,847
                                                                                                 ----------
             Total Financials                                                                         3,847
                                                                                                 ----------
             Total Asset-Backed Securities (cost: $3,339)                                             3,847
                                                                                                 ----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             FINANCIALS (0.1%)
             -----------------
     1,421   Sequoia Mortgage Trust                                  1.06 (f)    9/20/2033            1,243
     1,405   Wells Fargo Mortgage Backed Securities Trust            4.92 (f)    4/25/2035            1,358
                                                                                                 ----------
                                                                                                      2,601
                                                                                                 ----------
             Total Collateralized Mortgage Obligations (cost: $2,626)                                 2,601
                                                                                                 ----------
             COMMERCIAL MORTGAGE SECURITIES (8.2%)

             FINANCIALS (8.2%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (8.2%)
     2,444   Banc of America Commercial Mortgage, Inc. (a)           5.43       12/10/2042            2,295
     2,000   Banc of America Commercial Mortgage, Inc. (d)           4.77        7/10/2043            1,968
    10,000   Banc of America Commercial Mortgage, Inc.               6.05        7/10/2044           10,527
     8,500   Banc of America Commercial Mortgage, Inc.               5.95        5/10/2045            9,015
     2,000   Banc of America Commercial Mortgage, Inc.               5.42       10/10/2045            2,070
     6,000   Banc of America Commercial Mortgage, Inc. (d)           5.35        9/10/2047            6,166
     5,304   Banc of America Commercial Mortgage, Inc. (a),(d)       6.14        9/10/2047            5,461
     3,500   Banc of America Commercial Mortgage, Inc.               6.48        2/10/2051            3,734
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.65       12/11/2040            1,957
     4,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.21        2/11/2041            4,031
     2,000   Bear Stearns Commercial Mortgage Securities, Inc. (a)   5.66        9/11/2041            1,967

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
$    2,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.60%      10/12/2041       $    2,017
     1,600   CD Commercial Mortgage Trust                            5.69       10/15/2048            1,559
     8,000   Citigroup Commercial Mortgage Trust                     5.97        3/15/2049            8,399
     2,000   Citigroup Commercial Mortgage Trust                     6.34       12/10/2049            1,993
    10,000   Commercial Mortgage Loan Trust                          6.01        7/10/2038           10,420
     6,000   Commercial Mortgage Loan Trust (d)                      6.21       12/10/2049            6,336
     2,000   Commercial Mortgage Loan Trust (a)                      5.54       12/11/2049            2,131
     2,000   Credit Suisse Commercial Mortgage Pass-
                Through Trust                                        6.00        6/15/2038            2,047
    16,400   Credit Suisse Commercial Mortgage Pass-
                Through Trust                                        0.35        2/15/2040           14,123
     1,000   Credit Suisse First Boston Mortgage Securities Corp.    0.41        4/15/2037              975
     8,000   GE Capital Commercial Mortgage Corp.                    5.45        3/10/2044            8,043
     2,000   GE Capital Commercial Mortgage Corp.                    5.49       11/10/2045            2,023
     9,355   GE Capital Commercial Mortgage Corp.                    5.61       12/10/2049            9,881
     3,500   GMAC Commercial Mortgage Securities, Inc.               4.97       12/10/2041            3,570
     1,000   GMAC Commercial Mortgage Securities, Inc.               4.98       12/10/2041            1,014
     4,000   GS Mortgage Securities Corp. II                         5.76        4/10/2038            4,145
     2,200   GS Mortgage Securities Corp. II                         5.98        8/10/2038            2,197
     2,800   GS Mortgage Securities Corp. II                         4.78        7/10/2039            2,846
       625   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.00       10/15/2042              648
    11,225   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.04       10/15/2042           11,497
     8,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.57        4/15/2043            8,364
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.56       12/15/2044            2,090
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.56       12/15/2044            2,076
     3,675   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     6.06        4/15/2045            3,706
     2,500   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.48        5/15/2045            2,633
     5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.41        5/15/2047            4,315
     2,000   LB-UBS Commercial Mortgage Trust                        5.28        2/15/2041            2,049
     2,500   Merrill Lynch Mortgage Trust                            5.41        7/12/2038            2,481
     1,000   Merrill Lynch Mortgage Trust                            5.44        7/12/2038              962
    11,500   Merrill Lynch Mortgage Trust                            5.86        5/12/2039           11,627
     7,000   Merrill Lynch Mortgage Trust                            5.01       10/12/2041            7,038
     1,000   Merrill Lynch Mortgage Trust                            5.60        1/12/2044            1,022
     3,000   ML-CFC Commercial Mortgage Trust                        5.42        8/12/2048            3,171
     3,000   ML-CFC Commercial Mortgage Trust (d)                    6.08        8/12/2049            3,117
     1,000   Morgan Stanley Capital I Trust                          5.68        3/12/2044            1,010
       878   Morgan Stanley Capital I, Inc.                          5.15        8/13/2042              898
       723   Morgan Stanley Capital I, Inc.                          5.17        8/13/2042              736
     3,400   Wachovia Bank Commercial Mortgage Trust                 5.90        5/15/2043            3,589
     1,337   Wachovia Bank Commercial Mortgage Trust (a)             4.99        5/15/2044            1,294
                                                                                                 ----------
                                                                                                    207,233
                                                                                                 ----------
             Total Financials                                                                       207,233
                                                                                                 ----------
             Total Commercial Mortgage Securities (cost: $186,712)                                  207,233
                                                                                                 ----------
             U.S. GOVERNMENT AGENCY ISSUES (0.0%)(i)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
         4   Government National Mortgage Assn. I                    6.50        5/15/2023                4
        19   Government National Mortgage Assn. I                    6.50        4/15/2024               21
         7   Government National Mortgage Assn. I                    7.50        3/15/2017                7
        10   Government National Mortgage Assn. I                    7.50        3/15/2017               10
         1   Government National Mortgage Assn. I                    8.00        6/15/2016                1

================================================================================

21  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
$        2   Government National Mortgage Assn. I                    8.00 %     11/15/2016       $        3
         1   Government National Mortgage Assn. I                    8.50        6/15/2016                2
         1   Government National Mortgage Assn. I                    8.50        6/15/2016                1
         2   Government National Mortgage Assn. I                    8.50        7/15/2016                2
         1   Government National Mortgage Assn. I                    8.50        9/15/2016                1
         2   Government National Mortgage Assn. I                    8.50       12/15/2016                2
         1   Government National Mortgage Assn. I                    8.50        1/15/2017                1
         1   Government National Mortgage Assn. I                    9.00        9/15/2016                1
         1   Government National Mortgage Assn. I                    9.50       11/15/2016                1
                                                                                                 ----------
                                                                                                         57
                                                                                                 ----------
             Total U.S. Government Agency Issues (cost: $53)                                             57
                                                                                                 ----------

             U.S. TREASURY SECURITIES (3.3%)

             NOTES (3.3%)
    70,000   1.75%, 5/15/2022 (j)                                                                    68,108
     7,000   2.50%, 5/15/2024                                                                         7,101
     8,000   2.75%, 11/15/2023                                                                        8,307
                                                                                                 ----------
             Total U.S. Treasury Securities (cost: $85,156)                                          83,516
                                                                                                 ----------
             Total Bonds (cost: $722,922)                                                           790,476
                                                                                                 ----------

             MONEY MARKET INSTRUMENTS (4.5%)

             COMMERCIAL PAPER (0.8%)

             CONSUMER DISCRETIONARY (0.5%)
             -----------------------------
             SPECIALIZED CONSUMER SERVICES (0.5%)
    11,657   ERAC USA Finance LLC (a),(k)                            0.26        9/04/2014           11,657
                                                                                                 ----------

             ENERGY (0.3%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     6,766   Enbridge Energy Partners (a),(k)                        0.24        9/02/2014            6,766
     1,866   Plains All American Pipeline (a),(k)                    0.25        9/03/2014            1,866
                                                                                                 ----------
             Total Energy                                                                             8,632
                                                                                                 ----------
             Total Commercial Paper                                                                  20,289
                                                                                                 ----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (3.7%)
92,822,990   State Street Institutional Liquid Reserves Fund Premier Class, 0.07% (l)                92,823
                                                                                                 ----------

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                                                         VALUE
(000)        SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (0.0%)
$      420   0.02%, 9/18/2014 (j), (m)                                                   $       420
                                                                                         -----------
             Total Money Market Instruments (cost: $113,532)                                 113,532
                                                                                         -----------

             TOTAL INVESTMENTS(COST: $2,192,067)                                         $ 2,511,558
                                                                                         ===========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.2%)
    19,550   Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 65                       401
     4,820   Put - iShares MSCI Emerging Markets expiring January 17, 2015 at 41                 342
     3,000   Put - iShares MSCI Emerging Markets expiring September 20, 2014 at 42                17
     1,960   Put - S&P 500 Index expiring January 17, 2015 at 1775                             3,352
                                                                                         -----------

             TOTAL PURCHASED OPTIONS (COST: $11,277)                                     $     4,111
                                                                                         ===========
             WRITTEN OPTIONS (0.0%)
  (19,550)   Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 60                       (68)
                                                                                         -----------

             TOTAL WRITTEN OPTIONS(PREMIUMS RECEIVED: $2,366)                            $       (68)
                                                                                         ===========

                                                                                         UNREALIZED
 NUMBER OF                                                                              APPRECIATION/
 CONTRACTS                                                 EXPIRATION     CONTRACT     (DEPRECIATION)
LONG/(SHORT)                                                   DATE      VALUE (000)       (000)
-----------------------------------------------------------------------------------------------------
             FUTURES (2.6%)
       480   10YR U.S. Treasury Note Futures               12/19/2014        60,375              169
        53   Mini MSCI EAFE                                 9/19/2014         5,090             (111)
                                                                          ---------           -------

             TOTAL FUTURES                                                $  65,465           $   58
                                                                          =========           =======


================================================================================

23  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                          TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                              $  635,676        $     --          $   --     $  635,676
   Preferred Stocks                                   --          36,418             750         37,168
   Exchange-Traded Funds                         165,296              --              --        165,296
International Equity Securities:
   Common Stocks                                 341,543              --              --        341,543
   Preferred Stocks                                  994              --              --            994
   Rights                                             --              48              --             48
   Exchange-Traded Funds                         338,483              --              --        338,483
Precious Metals And Commodity-Related
Securities:
   Gold                                           40,449              --              --         40,449
   Silver                                          5,859              --              --          5,859
   Exchange-Traded Funds                          27,647              --              --         27,647
Global Real Estate Equity Securities:
   Common Stocks                                  12,901              --              --         12,901
   Preferred Stocks                                   --           1,486              --          1,486
Bonds:
   Corporate Obligations                              --         372,534           8,508        381,042
   Eurodollar And Yankee Obligations                  --         112,180              --        112,180
   Asset-Backed Securities                            --           3,847              --          3,847
   Collateralized Mortgage Obligations                --           2,601              --          2,601
   Commercial Mortgage Securities                     --         207,233              --        207,233
   U.S. Government Agency Issues                      --              57              --             57
   U.S. Treasury Securities                       83,516              --              --         83,516
Money Market Instruments:
   Commercial Papar                                   --          20,289              --         20,289
   Money Market Funds                             92,823              --              --         92,823
   U.S. Treasury Bills                                --             420              --            420
Purchased Options                                  4,112              --              --          4,112
Futures(1)                                           169              --              --            169
-------------------------------------------------------------------------------------------------------
Total                                         $1,749,468        $757,113          $9,258     $2,515,839
-------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                             FOR LIABILITIES      INPUTS
LIABILITIES                                    LIABILITIES                                        TOTAL
-------------------------------------------------------------------------------------------------------
Written Options                               $        (68)     $     --        $      --    $      (68)
Futures(1)                                    $       (111)     $     --        $      --    $     (111)
-------------------------------------------------------------------------------------------------------
Total                                         $       (179)     $     --        $      --    $     (179)
-------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                   CORPORATE
                                                           PREFERRED STOCKS      OBLIGATIONS
--------------------------------------------------------------------------------------------
 Balance as of May 31, 2014                                          $6,140           $8,619
 Purchases                                                                -                -
 Sales                                                               (5,565)               -
 Transfers into Level 3                                                   -                -
 Transfers out of Level 3                                                 -                -
 Net realized gain (loss) on investments                               (385)               -
 Change in net unrealized appreciation/depreciation of                  560             (111)
 investments
--------------------------------------------------------------------------------------------
 Balance as of August 31, 2014                                         $750           $8,508
--------------------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, common stocks with a fair value of $5,815,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At August 31, 2014, closing prices were not adjusted for these securities. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

25  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

26  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary

================================================================================

27  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities which are valued based on methods discussed in Note A1 and Note A2, certain bonds, which are valued based on methods discussed in Note A5, and commercial paper and U.S. Treaury Bills, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at August 31, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a

================================================================================

29  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $363,462,000 and $51,137,000, respectively, resulting in net unrealized appreciation of $312,325,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,541,290,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 33.3% of net assets at August 31, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR           American depositary receipts are receipts issued by a U.S. bank evidencing ownership
              of foreign shares. Dividends are paid in U.S. dollars.
REIT          Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corpp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

31  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2014, was $750,000, which represented 0.03% of the Fund's net assets.
(c) Security was fair valued at August 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $9,306,000, which represented 0.37% of the Fund's net assets.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2014.
(e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2014.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) At August 31, 2014, the issuer was in default with respect to interest and/or principal payments.
(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(j) Securities and cash with a value of $2,961,000 are segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

                                         Notes to Portfolio of Investments |  32

================================================================================

(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at August 31, 2014.
(m) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*     Non-income-producing security.

================================================================================

33  | USAA Cornerstone Moderately Aggressive Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/27/2014
         ------------------------------